RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Management Fee

Under the management agreement, Frontline is entitled to a Management Fee and a Technical Advisor's Fee. The Management Fee consists of a fee of $13,625 initially per annum for the Vessel, together with an additional annual fee of $3,000 covering all four Vessels, payable semi-annually in arrears for the period until the third anniversary of the closing of the Notes issue then increasing by 4% on each subsequent anniversary of the closing of the issue of the Notes.

The Technical Advisor's Fee was initially $10,000 per annum for each Vessel, payable semi-annually in arrears, during the initial first three year period as described above. On each subsequent anniversary of the closing of the issue of the Notes, the fee will increase by four per cent. In addition, the Technical Advisor is entitled to be reimbursed for the fees, costs and expenses of conducting periodic inspections of the Vessels.

The Manager will not receive a Management Fee or Technical Advisor Fee for any period after the sale of our Vessel on April 8, 2010.

Pursuant to a Designated Representative Agreement, CalPetro Holdings Limited, or the Designated Representative, was appointed to represent California Petroleum as its Designated Representative to act on its behalf with respect to certain administrative matters such as the filing of periodic reports and financial statements with the Securities and Exchange Commission. The fee payable to the Designated Representative, or the Designated Representative Fee, was $15,000 per annum payable semi-annually in arrears for the period until the third anniversary of the closing of the Notes issue then increasing by four percent on each subsequent anniversary of the closing of the issue of the Notes. The annual Designated Representative Fee increased to $20,000, $25,000 and $30,000 on April 1, 1999, April 1, 2004 and April 1, 2009, respectively. The Designated Representative Fee is split equally between the Owners. The Designated Representative Fee in 2011 includes a charge of $13,500 in respect of amounts under accrued in previous years.

Management fee expenses and management fee payable in respect of the Designated Representative Fee for the years ended and as of December 31, 2013, 2012, and 2011 are as follows:

(in thousands of $)	2013	2012	2011
Management fee expenses	8	8	21
Management fee payable	2	2	19